Short-term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Short-Term Borrowings

The table below shows selected information for short-term borrowings, which generally mature in less than 30 days.

	2011		2010		2009
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
As of December 31,
Commercial paper and other short-term borrowings	$18,053	0.19%	$17,454	0.26%	$12,950	0.39%
Federal funds purchased and securities sold
under agreements to repurchase	31,038	0.05	37,947	0.15	26,016	0.08
Total	$49,091	0.10	$55,401	0.19	$38,966	0.18
Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$17,393	0.33	$16,330	0.31	$27,793	0.43
Federal funds purchased and securities sold
under agreements to repurchase	34,388	0.11	30,494	0.18	24,179	0.46
Total	$51,781	0.18	$46,824	0.22	$51,972	0.44
Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$18,234	N/A	$17,646	N/A	$62,871	N/A
Federal funds purchased and securities sold
under agreements to repurchase (2)	37,509	N/A	37,947	N/A	30,608	N/A

N/A- Not Applicable

  Highest month-end balance in each of the last three years was April 2011, March 2010 and February 2009.
  Highest month-end balance in each of the last three years was March 2011, December 2010 and February 2009.